Loans - Summary of Troubled Debt Restructurings (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 Loans	Mar. 31, 2015 Loans	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($) Contracts
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Loans	0	0
Commercial [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Contracts				6
Pre-Modification Outstanding Recorded Investment				$ 740
Post-Modification Outstanding Recorded Investment				$ 116
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Schedule Of Troubled Debt Restructured Loans [Line Items]
Number of Contracts | Contracts			1
Pre-Modification Outstanding Recorded Investment			$ 328
Post-Modification Outstanding Recorded Investment			$ 328